BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - BUSINESS COMBINATIONS (Details)	Sep. 02, 2016
R Brasil Solucoes S.A. [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	8149.00%